ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 15 — ASSETS HELD FOR SALE

The consolidated statement of financial position includes assets and liabilities held for sale, comprised of the following:

	2018	2017
As at 31 December	US$’000	US$’000

Eagle Ford - Dimmit County oil and gas assets	24,284	61,064
Total assets held for sale	24,284	61,064

Restoration provision associated with assets held for sale	1,125	1,064
Total liabilities related to assets held for sale	1,125	1,064

In June 2017, the Company committed to a plan to sell its assets located in Dimmit County, Texas.  The assets to be sold include developed and production assets and exploration and evaluation assets.  Sale of the Dimmit assets will provide additional capital for further development of the Company’s core McMullen,  Atascosa, Live Oak and La Salle Counties assets.  The Company wrote-down the value of the Dimmit held for sale asset group as at 31 December 2018 and 2017.  Depletion is not recorded for the disposal group when classified for sale.  See Note 20 for additional information.